INCOME TAXES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Effective tax rate	113.00%	(69.00%)
Discrete tax benefit	$ 19.9
Provision adjustment	$ 11.8